Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31,	As at December 31,
	2015	2014
Trade payables	$1,318	$2,522
Accrued compensation	3,146	3,883
Accrued litigation costs	2,363	100
Dividends	1,091	5,196
Success fee obligation	2,983	3,736
Accrued contingent partner payments & legal fees	1,140	974
Patent acquisition liability	9,000	-
Accrued other	2,164	2,504
	$23,205	$18,915

Schedule of Current and Long Term Liability

The current and long term portion of this liability is reflected as follows:

	As at December 31,	As at December 31,
	2015	2014
Success fee obligation	$3,639	$7,375
Current portion	(2,983)	(3,736)
	$656	$3,639